SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other than Temporary Impairment on Investment and Advertising Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment impairment	$ 5,336	$ 16,347	$ 3,947
Advertising costs	$ 100	$ 100	$ 100
Maximum
Initial operating lease terms	5 years